DERIVATIVE LIABILITIES - WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]
A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	161,478,979	$0.09	155,325,048	$0.15

Warrants issued	—	—	4,000,000	$0.06

Warrant Adjustments	—	—	3,379,551	—

Warrant exercises, forfeited or expired	22,134,040	$0.20	1,225,620	$3.00

Ending Balance	139,344,939	$0.08	161,478,979	$0.09

Schedule Of Warrants Valuation Assumptions [Table Text Block]
The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31	June 30	September 30	December 31
	2013	2013	2013	2013
Risk-Free interest rate	0.04% - 0.77%	0.02% - 1.41%	0.03% - 1.39%	.01% - 1.26%
Expected volatility	106% - 168%	35% - 97%	62% - 117%	70% - 124%
Expected life (in years)	0.5 – 5.1	0.2 – 4.8	0.8 – 4.6	0.5 – 4.3
Expected dividend yield	—	—	—	—
Number of warrants	139,344,939	139,344,939	120,491,539	117,958,205

Fair Value of Warrant Derivative Liability	$7,862,848	$4,966,391	$11,095,970	$10,439,126

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31 2013	March 31 2012
Risk-Free interest rate	.04% - .77%	.05% - 1.3%
Expected volatility	106% - 168%	57% - 181%
Expected life (in years)	0.5 – 5.1	0.1 – 6.1
Expected dividend yield	—	—
Number of warrants	139,344,939	161,478,979

Fair value – Warrant Derivative Liability	$7,862,848	$11,987,222

Change in warrant derivative liability for the twelve months ended	$(4,089,491)	$1,444,075

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]
The following table summarizes, as of March 31, 2013, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs
(Level 3)

	Fiscal 2013	Fiscal 2012
Balance at Beginning of Fiscal Year	$11,987,222	$10,543,145
Warrants Issued	—	815,761
Warrants Exercised	(707,216)	—
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	7,862,848	$11,987,222

Schedule of Changes in Value of Warrant Derivative Liability [Table Text Block]
CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended		Nine months ended
	December 31		December 31
	2013	2012	2013	2012
Change in Warrant Derivative Liability	$656,844	$5,765,992	$(2,576,278)	$2,770,912